Stock-based Plans and Stock-based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
Stock-based Plans and Stock-based Compensation

Common Stock

In March 2014 we issued 504,884 shares of common stock as part of the purchase price in the SmartReceipt acquisition which were valued at $672,505 based on the closing market price on the acquisition date, see Note 3.

In March 2014 we issued 5,413,000 units of our securities at a price of $1.00 per unit, for net proceeds of $5,413,000.  Each unit consisted of one share of common stock and one warrant with an exercise price of $1.20.

At March 31, 2014, we had 22,237,762 shares of common stock outstanding.

Equity Payable

We had an earn-out commitment associated with the acquisition of Boomtext from Digimark, LLC. The earn-out payment (payable March 31, 2013) consisted of a number of shares of our common stock equal to (a) 1.5, multiplied by our net revenue from acquired customers and customer prospects for the twelve-month period beginning six months after the closing date, divided by (b) the average of the volume-weighted average trading prices of our common stock for the 25 trading days immediately preceding the earn-out payment (subject to a collar of $1.49 and $2.01 per share).

In June 2013, the final value of the earn-out payment of $2,210,667 was satisfied through the issuance of 1,483,669 shares of common stock. As of December 31, 2012, the estimated value of the earn-out payment of $2,032,881 was recorded as a current liability.

In June 2013, we recorded equity payable of $218,446 related to the additional share issuance obligations under the Bridge Notes. As discussed above under Common Stock and below under Warrants Issued to Note Holders and Placement Agent, we satisfied a portion of these obligations during the three months ended September 30, 2013 through the issuance of shares of common stock or warrants to purchase common stock.

Stock-based Plans

Stock Option Activity

The following table summarizes stock option activity for the three months ended March 31, 2014:

Options
Outstanding at December 31, 2013	5,672,464
Granted	180,000
Exercised	-
Canceled/forfeited/expired	(79,637)
Outstanding at March 31, 2014	5,772,827

The weighted average exercise price of stock options granted during the period was $1.40 and the related weighted average grant date fair value was $1.26 per share.

Stock-Based Compensation Expense

The impact on our results of operations of recording stock-based compensation expense for the three months ended March 31, 2014 and 2013 was as follows:

	Three months ended March 31,
	2014	2013

General and administrative	$278,899	$84,902
Sales and marketing	41,364	7,618
Engineering, research, and development	(4,884)	982
	$317,351	$93,502

Valuation Assumptions

An independent valuation expert calculated the fair value of each stock option award on the date of grant using the Black-Scholes option pricing model. The following weighted average assumptions were used for the three months ended March 31, 2014 and 2013.

	Three months ended March 31,
	2014	2013
Risk-free interest rate	1.89%	0.43%
Expected life (years)	6.08	2.82
Expected dividend yield	0%	0%
Expected volatility	132.0%	122.0%

The risk-free interest rate assumption is based upon published interest rates appropriate for the expected life of our employee stock options.

The expected life of the stock options represents the weighted-average period that the stock options are expected to remain outstanding and was determined based on historical experience of similar awards, giving consideration to the contractual terms of the stock-based awards, vesting schedules and expectations of future employee behavior as influenced by changes to the terms of its stock-based awards.

The dividend yield assumption is based on our history of not paying dividends and no future expectations of dividend payouts.

The expected volatility in 2014 is based on the historical publicly traded price of our common stock. The expected volatility prior to 2013 is based on the weighted average of the historical volatility of publicly traded surrogates in our peer group.

Warrants Issued to Non-Employees

We issued warrants to purchase 150,556 shares of common stock to non-employees in 2010 and 2011. Prior to June 17, 2013, the warrants were accounted for as derivative liabilities because the equity environment was tainted as discussed in Note 5. The equity environment was no longer tainted as of June 17, 2013, and our independent valuation expert began calculating the stock-based compensation for these warrants using the Black-Scholes valuation model. The valuation assumptions used are consistent with the valuation information for options above.

We recorded stock-based compensation expense of $1,971 in general and administrative expense for the three months ended March 31, 2014.

A summary of non-employee warrant activity under the 2010 Plan from December 31, 2013 to March 31, 2014 is presented below:

Number
Outstanding
Outstanding at December 31, 2013	150, 556
Granted	-
Exercised	-
Canceled/forfeited/expired	(555)
Outstanding at March 31, 2014	150,001

Warrants

During 2011, we issued warrants for the purchase of 688,669 shares of common stock at $2.00 per share in connection with a private placement. During 2012, we issued warrants for the purchase of 153,515 shares of common stock at $2.00 per share in connection with the conversion of a portion of our Bridge Notes. These warrants are exercisable for four years from the date of issuance, and contain anti-dilution, or down round, price protection as long as the warrants remain outstanding. The current exercise price of these warrants is $0.20 per share as a result of the price protection guarantee contained in the warrant agreements.

In June 2013, we issued warrants for the purchase of 27,249,549 shares of common stock at $0.20 per share in connection with the conversion of the Bridge Notes into equity. The warrants are exercisable for five years from the date of issuance.

In June 2013, we issued warrants for the purchase of 3,602,558 shares of common stock at $0.20 per share to a placement agent connected with the Bridge Note conversions and equity placements. The warrants are exercisable for five years from the date of issuance.

In July 2013, we issued warrants for the purchase of 35,000 shares of common stock at $0.20 per share to a placement agent connected with the equity placements. The warrants are exercisable for five years from the date of issuance.

In July 2013, we issued warrants for the purchase of 152,300 shares of common stock at $0.20 per share to previous note holders in satisfaction of the ASID. The warrants are exercisable for three years from the date of issuance.

In July 2013, we issued warrants for the purchase of 53,069 shares of common stock at $0.20 per share to an individual for services rendered.

In July 2013, we recorded the cashless exercise of warrants for 51,167 shares of common stock, and issued 32,825 shares of common stock.

In August 2013, we issued warrants for the purchase of 32,900 shares of common stock at $0.20 per share to a placement agent connected with the Bridge Note conversions and equity placements. The warrants are exercisable for five years from the date of issuance.

In August 2013, we recorded the cashless exercise of warrants for 14,076 shares of common stock, and issued 9,986 shares of common stock.

In March 2014, we issued warrants for the purchase of 1,353,238 shares of common stock at $1.20 per share in connection with equity financing.

In March 2014, we issued warrants for the purchase of 370,686 common stock units at $1.00 per unit to a placement agent in connection with the equity placements.  Each unit consists of one share of the Company’s common stock and a common stock purchase warrant to purchase one-quarter share of the Company’s common stock, over a five year period, at an exercise price of $1.20 per share.  At March 31, 2014, the value of the 370,686 warrants was $$448,705. As part of the private placement share units issued, 1,353,238 warrants were issued to investors valued at $1,320,569 which expire in 2019.

At March 31, 2014, we have warrants to purchase 7,019,840 shares of common stock at $1.20 per share that are outstanding. Of this amount, warrants to purchase 86,949 shares expire in 2015, warrants to purchase 55,598 shares expire in 2016, warrants to purchase 5,153,358 shares expire in 2018, and warrants to purchase 1,723,935 shares expire in 2019.

Stock-based Plans

We have the 2010 Incentive Stock Option Plan and the 2013 Incentive Stock Option Plan under which we have granted stock options to our directors, officers and employees. At December 31, 2013, 6,085,015 shares were authorized under the plans and 261,716 shares were available for future grant.

We believe that such awards better align the interests of our directors, officers and employees with those of our shareholders. Option awards are generally granted with an exercise price that equals the fair market value of our stock at the date of grant. These option awards generally vest based on four years of continuous service and have five-year or 10-year contractual terms.

The following table summarizes stock option activity under our stock-based plans as of and for the year ended December 31, 2013:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

Outstanding at December 31, 2011	268,333	$4.92	5.12		$1,240,000
Granted	113,750	$3.36	4.53
Exercised	-	$-	-
Canceled/forfeited/expired	(56,250)	$3.48	3.15
Outstanding at December 31, 2012	325,833	$4.62	4.44	$
Granted	5,473,705	$1.98
Exercised	-	$-
Canceled/forfeited/expired	(127,097)	$4.06
Outstanding at December 31, 2013	5,672,464	$2.08	9.17		$415,259
Expected to vest at December 31, 2013	2,644,882	$2.21	8.82		$181,501
Exercisable at December 31, 2013	1,021,191	$2.25	8.31		$79,421
Unrecognized expense at December 31, 2013	$3,074,119

The aggregate intrinsic value of options was calculated as the difference between the exercise price of the underlying awards and the quoted price of our common stock. At December 31, 2013, options to purchase 4,513,984 shares of common stock were in-the-money.

The weighted average grant-date fair value of options granted during the years 2013 and 2012 was $1.80 and $0.27, respectively.

On February 1, 2012 the Company granted one employee 1,667 options to purchase shares of Company common stock at the closing price as of February 1, 2012 of $6.96 per share.  The options vest 25% on the first anniversary of grant, then equally in monthly installments thereafter, and are exercisable until February 1, 2017.  The total estimated value using the Black-Scholes Model, based on a volatility rate of 65% and a call option value of $3.24 was $5,404.

On June 11, 2012 the Company granted 17 employees a total of 25,269 options to purchase shares of Company common stock at the closing price as of June 11, 2012 of $4.14 per share.  The options vest 25% and the first anniversary of grant, then equally in 36 monthly installments thereafter, and are exercisable until June 11, 2017.  The total estimated value using the Black-Scholes Model, based on a volatility rate of 73.4% and a call option value of $2.14 was $56,206.

On June 11, 2012 the Company granted one employees a total of 33,334 options to purchase shares of Company common stock at the closing price as of June 11, 2012 of $4.14 per share.  The options vest 25% on the first anniversary of grant.  As to the remaining 75% of the shares (the “Performance Option Shares”), 10% of the Performance Option Shares (or such lower percentage then constituting the remainder of the Performance Option Shares) will vest for each full increment of $150,000 of Qualified Revenue (as defined below). “Qualified Revenue” means revenue from commission-eligible sales (as determined by the Corporation from time to time) actually collected by the Corporation from customers acquired primarily through Optionee’s direct sales efforts since January 1, 2012. The installments shall be cumulative (i.e., this option may be exercised, as to any or all shares covered by an installment, at any time or times after an installment becomes exercisable and until expiration or termination of this option).  The options are exercisable until June 11, 2017.  The total estimated value using the Black-Scholes Model, based on a volatility rate of 73.4% and a call option value of $2.74 was $91,335.

On August 20, 2012 the Company granted two employees a total of 52,500 options to purchase shares of Company common stock at the closing price as of August 20, 2012 of $2.40 per share.  The options vest 25% and the first anniversary of grant, then equally in 36 monthly installments thereafter, and are exercisable until August 20, 2017.  The total estimated value using the Black-Scholes Model, based on a volatility rate of 61% and a call option value of $1.06 was $55,671.

On March 11, 2013 the Company granted 7 independent directors a total of 58,338 options to purchase shares of Company common stock at the closing price as of March 11, 2013 of $1.50 per share.  The options vest in twelve equal monthly installments following the grant date, and are exercisable until March 11, 2023.  The total estimated value using the Black-Scholes Model, based on a volatility rate of 122% and a call option value of $1.26 was $73,763.

On March 11, 2013 the Company granted one employee 4,167 options to purchase shares of Company common stock at the closing price as of March 11, 2013 of $1.50 per share.  The options vest 25% on the first anniversary of grant, then equally in 36 monthly installments thereafter, and are exercisable until March 11, 2018.  The total estimated value using the Black-Scholes Model, based on a volatility rate of 122% and a call option value of $1.13 was $4,714.

On June 12, 2013 the Company granted one employee 417,326 options to purchase shares of Company common stock at the closing price as of June 12, 2013 of $2.04 per share.  The options will vest as follows: (a) 33% of the options will vest at rate of 1/48th per month for the first forty-eight (48) months following the date of grant, (b) another 33% of the options vest when the Company reports $500,000 of EBITDA for an entire fiscal year, and (c) the final 33% of the options will vest when the Company reports $5,000,000 of EBITDA for an entire fiscal year.  The options are exercisable until June 12, 2023. The total estimated value using the Black-Scholes Model, based on a volatility rate of 132% and a call option value of $1.84 was $767,879.

On June 17, 2013 the Company granted two employees 2,782,174 options to purchase shares of Company common stock at the closing price as of June 17, 2013 of $1.80 per share.  The option will vest as follows: (a) 20% of the shares underlying the option will vest and first become exercisable upon the date of grant; (b) 40% of the shares underlying the option will vest and first become exercisable when the Company realizes $10,000,000 of gross revenue over any  fiscal year; and (c) the final 40% of the shares underlying the option will vest and first become exercisable at the rate of 1/48th per month over a 48 month period commencing on grant date, provided that the vesting of the final 40% shall accelerate and become fully vested when the Company realizes $15,000,000 of gross revenue over any  fiscal year..  The options are exercisable until June 17, 2023.  The total estimated value using the Black-Scholes Model, based on a volatility rate of 132% and a call option value of $1.55 was $4,312,370.

On June 17, 2013 the Company granted two employees 1,669,306 options to purchase shares of Company common stock at the closing price as of June 17, 2013 of $1.80 per share.  The options will vest and first become exercisable over a four year period at the rate of 1/48th shares per month commencing on the first month following the date of grant, and are exercisable until June 17, 2023.  The total estimated value using the Black-Scholes Model, based on a volatility rate of 132% and a call option value of $1.62 was $2,704,276.

On June 20, 2013 the Company granted 2 independent directors 33,334 options to purchase shares of Company common stock at the closing price as of June 20, 2013 of $2.46 per share.  The options will vest and first become exercisable immediately upon the date of grant, and are exercisable until June 20, 2016.  The total estimated value using the Black-Scholes Model, based on a volatility rate of 132% and a call option value of $1.43 was $47,668.

On June 20, 2013 the Company granted 6 independent directors 100,002 options to purchase shares of Company common stock at the closing price as of June 20, 2013 of $2.46 per share.  The options vest in three equal amounts on each of the next three anniversary dates of this agreement, and are exercisable until June 20, 2023.  The total estimated value using the Black-Scholes Model, based on a volatility rate of 132% and a call option value of $2.21 was $221,004.

On July 19, 2013 the Company granted two employees 33,335 options to purchase shares of Company common stock at the closing price as of July 19, 2013 of $4.20 per share.  The options vest 25% on the first anniversary of grant, then equally in 36 monthly installments thereafter, and are exercisable until July 19, 2018.  The total estimated value using the Black-Scholes Model, based on a volatility rate of 132% and a call option value of $3.78 was $126,006.

On July 26, 2013 the Company granted four employees 27,502 options to purchase shares of Company common stock at the closing price as of July 26, 2013 of $3.90 per share.  The options vest 25% on the first anniversary of grant, then equally in 36 monthly installments thereafter, and are exercisable until July 26, 2018.  The total estimated value using the Black-Scholes Model, based on a volatility rate of 132% and a call option value of $3.52 was $96,807.

On July 26, 2013 the Company granted one employees 278,218 options to purchase shares of Company common stock at the closing price as of July 26, 2013 of $3.90 per share.  Options to purchase 139,109 shares of common stock will vest and first become exercisable over a four year period at the rate of 1/48th shares per month commencing on the first month following the date of grant.  Options to purchase the remaining 139,109 shares of common stock will vest and first become exercisable when the Company realizes $20,000,000 of gross revenue over any fiscal year.  The options are exercisable until July 26, 2023.  The total estimated value using the Black-Scholes Model, based on a volatility rate of 132% and a call option value of $3.52 was $976,545.

On September 13, 2013 the Company granted one employee 58,334 options to purchase shares of Company common stock at the closing price as of September 13, 2013 of $3.36 per share.  The options vest 25% on the first anniversary of grant, then equally in 36 monthly installments thereafter, and are exercisable until July 19, 2018.  The total estimated value using the Black-Scholes Model, based on a volatility rate of 132% and a call option value of $3.03 was $176,752.

On September 13, 2013 the Company granted 4 independent directors a total of 3,335 options to purchase shares of Company common stock at the closing price as of September 13, 2013 of $3.36 per share.  The options vest in twelve equal monthly installments following the grant date, and are exercisable until September 13, 2023.  The total estimated value using the Black-Scholes Model, based on a volatility rate of 132% and a call option value of $2.95 was $9,838.

On November 13, 2013 the Company granted one employee 8,334 options to purchase shares of Company common stock at the closing price as of November 13, 2013 of $2.75 per share.  The options vest 25% on the first anniversary of grant, then equally in 36 monthly installments thereafter, and are exercisable until November 13, 2018.  The total estimated value using the Black-Scholes Model, based on a volatility rate of 132% and a call option value of $2.48 was $20,668.

Stock-based Compensation Expense

The impact on our results of operations of recording stock-based compensation expense for years ended December 31, 2013 and 2012 was as follows:

	Years ended December 31,
	2013	2012

General and administrative	$895,903	$335,160
Sales and marketing	976,341	43,250
Engineering, research, and development	17,972	13,000
	$1,890,216	$391,410

As of December 31, 2013, there was approximately $3,074,119 of unearned stock-based compensation that will be expensed from 2013 through 2017. If there are any modifications or cancellations of the underlying unvested awards, we may be required to accelerate, increase or cancel all or a portion of the remaining unearned stock-based compensation expense. Future unearned stock-based compensation will increase to the extent we grant additional equity awards.

Stock Option Valuation Assumptions

We calculated the fair value of each stock option award on the date of grant using the Black-Scholes option pricing model. The ranges of assumptions were used for the years ended December 31, 2013 and 2012:

	Years ended December 31,
	2013	2012
Risk-free interest rate	0.60% to 1.03%	0.39% to 0.57%
Expected life (years)	3.58 to 5.27	2.86 to 3.58
Dividend yield	0%	0%
Expected volatility	122.0% to 132.0%	61.0% to 73.4%

The risk-free interest rate assumption is based upon published interest rates appropriate for the expected life of our employee stock options.

The expected life of the stock options represents the weighted-average period that the stock options are expected to remain outstanding and was determined based on historical experience of similar awards, giving consideration to the contractual terms of the stock-based awards, vesting schedules and expectations of future employee behavior as influenced by changes to the terms of its stock-based awards.

The dividend yield assumption is based on our history of not paying dividends and no future expectations of dividend payouts.

The expected volatility in 2013 is based on the historical publicly traded price of our common stock. The expected volatility prior to 2013 is based on the historical volatility of publicly traded surrogates in our peer group.